Service Shares Prospectus | GuidePath® Flexible Income Allocation Fund
GuidePath® Flexible Income Allocation Fund
Investment Objective
GuidePath® Flexible Income Allocation Fund (the “Fund”) seeks to provide current income while moderating risk and volatility in the portfolio.
As a secondary objective, the Fund seeks capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Service Shares Prospectus GuidePath® Flexible Income Allocation Fund Service Shares
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.62%
Administrative Service Fees	0.25%
All Other Expenses	0.37%
Acquired Fund Fees and Expenses	0.23%	[1]
Total Annual Fund Operating Expenses	1.35%	[2]
Fee Waiver and/or Expense Assumption	(0.23%)	[3]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	1.12%	[2],[3]
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[2]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[3]	Effective as of January 1, 2018, AssetMark, Inc. ("AssetMark" or the "Advisor") has contractually agreed through July 31, 2019, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.75% of average daily net assets (previously, the expense limitation had been 1.05% of average daily net assets). This expense limitation agreement may not be terminated prior to July 31, 2019 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund's current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.

Example

The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense assumption by the Advisor for the 1-year number only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Service Shares Prospectus | GuidePath® Flexible Income Allocation Fund | Service Shares | USD ($)	114	405	717	1,604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 232.21% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and exchange-traded funds (“ETFs”). The funds in which the Fund may invest are referred to herein as the “Underlying Funds.” AssetMark, Inc. (“AssetMark” or the “Advisor”) believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of fixed income and equity securities. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs. The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from volatility managed and income focused asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio. The research providers’ volatility managed and income focused asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns. The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent returns over time regardless of the market environment while also seeking to generate high levels of income.

In pursuing the Fund’s objective, the Fund invests, either directly or indirectly via the Underlying Funds, in various types of domestic and international fixed income securities, domestic and international equity securities (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)) and cash equivalent money market securities.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include, but are not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt obligations, higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt, dividend-paying securities of small- and large-capitalization companies, growth and value stocks, equity securities from developed and emerging market countries, and both domestic and international real estate securities. The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar. It is possible that a significant portion of the Fund’s assets may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.

The Fund may allocate assets to passive index-oriented ETFs that provide exposure to various fixed income and equity securities and sectors. Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure to unattractive sectors at the appropriate times, while also increasing exposure to attractive sectors on a timely basis. The Fund may also invest in inverse, leveraged, and inverse-leveraged ETFs and ETNs. Inverse ETFs and ETNs are designed to correlate inversely with the performance of an index. Leveraged and inverse-leveraged ETFs and ETNs seek investment results that correspond to two or more times the performance of an index or inverse of the performance of an index, respectively.

The Fund may utilize an asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments, that attempts to stay insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns.

The Fund’s asset allocation mix among fixed income, equity and cash equivalent money market securities is intended to change frequently over time. The Fund does not have a set target asset allocation mix. If the Advisor believes that market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes. The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return. Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.

The Fund may invest in Underlying Funds that use derivatives for risk management purposes or as part of their investment strategies. An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers. The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks. An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

Principal Risks of Investing in the Fund

The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds. For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds. The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk: The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives. Additionally, each Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Fund’s assets. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.

Management Risk: An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk: The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Value Investment Risk: The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.

Foreign Securities Risk: The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Foreign Exchange Trading Risk: The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may experience a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets. Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund’s investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk: High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO. Junk bonds are subject to greater credit risk than higher-grade securities, have a greater risk of default and are considered speculative. Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Alternative Strategies Risk: Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue. For example, with currency derivatives, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the currencies underlying the currency derivatives entered into by the Fund.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level. Increases in the federal funds rate may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. If the Fund invests in derivatives tied to fixed-income markets, the Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk: Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Maturity Risk: The Fund may invest in fixed income securities with a range of maturities. Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Convertible Securities Risk: The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Municipal Securities Risk: The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.

Loan Risk: Loans are subject to risk of loss as a result of borrower default, sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments. The value of any collateral securing a loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate. It may take significantly longer than 7 days for investments in loans to settle, which can adversely affect an Underlying Fund’s ability to timely honor redemptions.

Leveraged and Inverse ETF/ETN Risk: Inverse ETFs/ETNs generally use derivatives and short sales that, in combination, are designed to produce returns that move in the opposite direction of the indices they track. To the extent the Fund invests in ETFs/ETNs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF/ETN will fall as the performance of that ETF or ETN’s benchmark rises, a result that is the opposite from traditional mutual funds. The Fund’s use of leveraged and inverse-leveraged ETFs and ETNs has the economic effect of creating financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund had not invested in these instruments at all.

Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

Performance

The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategy on January 19, 2016 and again on May 14, 2017. The performance set forth below prior to such dates is attributable to the previous investment strategies.

GUIDEPATH® FLEXIBLE INCOME ALLOCATION FUND – SERVICE SHARES Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares as of June 30, 2018 was -2.66%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2016	2.38%
Worst Quarter:	Quarter ended June 30, 2013	-3.21%

Average Annual Total Returns for Periods Ended December 31, 2017
Average Annual Returns - Service Shares Prospectus - GuidePath® Flexible Income Allocation Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Service Shares	Return Before Taxes	6.78%	1.79%	1.81%	Aug. 31, 2012
After Taxes on Distributions | Service Shares	Return After Taxes on Distributions	5.10%	0.91%	0.93%
After Taxes on Distributions and Sale of Fund Shares | Service Shares	Return After Taxes on Distributions and Sale of Fund Shares	3.93%	0.98%	1.00%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	2.03%	Aug. 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.